Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS - 42.4%

Communication Services - 4.3%
Diversified Telecommunication Services - 0.1%
Cellnex Telecom S.A. (Spain)[2]	6,016	$209,818
Helios Towers plc (Tanzania)*	54,845	88,920
		298,738
Entertainment - 1.0%
Electronic Arts, Inc.	22,390	3,379,547
Interactive Media & Services - 3.2%
Alphabet, Inc. - Class A	27,346	4,690,933
Auto Trader Group plc (United Kingdom)[2]	34,290	359,183
Meta Platforms, Inc. - Class A	10,677	5,069,760
Tencent Holdings Ltd. (China)	7,300	336,869
		10,456,745
Total Communication Services		14,135,030
Consumer Discretionary - 2.4%
Broadline Retail - 2.3%
Amazon.com, Inc.*	29,269	5,472,718
Dollarama, Inc. (Canada)	1,131	106,026
MercadoLibre, Inc. (Brazil)*	1,276	2,129,516
		7,708,260
Hotels, Restaurants & Leisure - 0.0%##
Monarch Casino & Resort, Inc.	1,049	82,116
Household Durables - 0.1%
Sony Group Corp. (Japan)	2,800	248,692
Total Consumer Discretionary		8,039,068
Consumer Staples - 5.7%
Beverages - 2.8%
The Coca-Cola Co.	64,965	4,335,764
Constellation Brands, Inc. - Class A	7,230	1,772,507
Heineken N.V. - ADR (Netherlands)	66,887	2,993,862
Heineken N.V. (Netherlands)	3,283	291,336
		9,393,469
Consumer Staples Distribution & Retail - 0.7%
Dollar Tree, Inc.*	23,628	2,465,345
Food Products - 1.0%
Mondelez International, Inc. - Class A	18,352	1,254,359
Nestle S.A. - ADR	17,951	1,812,872
Nestle S.A	2,017	204,307
		3,271,538
Personal Care Products - 0.1%
Beiersdorf AG (Germany)	1,985	288,117
Tobacco - 1.1%
Philip Morris International, Inc.	31,097	3,581,131
Total Consumer Staples		18,999,600
Financials - 8.0%
Banks - 1.0%
FinecoBank Banca Fineco S.p.A. (Italy)	9,927	168,523
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Financials (continued)
Banks (continued)
HDFC Bank Ltd. - ADR (India)	51,290	$3,077,913
		3,246,436
Capital Markets - 3.8%
Avanza Bank Holding AB (Sweden)	7,039	158,123
BlackRock, Inc.	1,581	1,385,746
Deutsche Boerse AG - ADR (Germany)	91,456	1,864,788
Deutsche Boerse AG (Germany)	1,898	388,651
Intercontinental Exchange, Inc.	13,633	2,066,217
Intermediate Capital Group plc (United Kingdom)	7,952	224,459
Moody’s Corp.	5,283	2,411,584
MSCI, Inc.	3,955	2,138,706
S&P Global, Inc.	4,126	1,999,996
		12,638,270
Financial Services - 3.1%
Fiserv, Inc.*	12,209	1,997,027
Mastercard, Inc. - Class A	9,910	4,595,366
Visa, Inc. - Class A	14,100	3,745,947
		10,338,340
Insurance - 0.1%
Admiral Group plc (United Kingdom)	10,050	356,168
Total Financials		26,579,214
Health Care - 6.2%
Biotechnology - 0.4%
Vertex Pharmaceuticals, Inc.*	2,801	1,388,512
Health Care Equipment & Supplies - 0.9%
Alcon, Inc.	16,802	1,579,388
Intuitive Surgical, Inc.*	3,099	1,377,846
		2,957,234
Health Care Providers & Services - 0.8%
Humana, Inc.	3,500	1,265,635
UnitedHealth Group, Inc.	2,538	1,462,294
		2,727,929
Life Sciences Tools & Services - 1.0%
Lonza Group AG - ADR (Switzerland)	21,490	1,435,747
Lonza Group AG (Switzerland)	473	314,975
Thermo Fisher Scientific, Inc.	2,258	1,384,922
		3,135,644
Pharmaceuticals - 3.1%
AstraZeneca plc - ADR (United Kingdom)	37,313	2,953,324
Johnson & Johnson	25,474	4,021,071
Roche Holding AG - ADR	76,691	3,106,752
Roche Holding AG	1,024	331,530
		10,412,677
Total Health Care		20,621,996

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Industrials - 6.5%
Aerospace & Defense - 2.3%
Airbus SE (France)	1,783	$269,816
BAE Systems plc - ADR (United Kingdom)	18,054	1,205,104
BAE Systems plc (United Kingdom)	12,509	208,627
L3Harris Technologies, Inc.	17,283	3,921,340
Northrop Grumman Corp.	4,360	2,111,635
		7,716,522
Building Products - 0.4%
Masco Corp.	16,478	1,282,812
Commercial Services & Supplies - 0.7%
Cleanaway Waste Management Ltd. (Australia)	127,069	234,894
Copart, Inc.*	38,046	1,990,947
		2,225,841
Ground Transportation - 2.1%
Canadian National Railway Co. (Canada)	21,975	2,543,606
CSX Corp.	71,266	2,501,437
Union Pacific Corp.	7,892	1,947,193
		6,992,236
Machinery - 0.5%
SMC Corp. (Japan)	300	145,970
Techtronic Industries Co. Ltd. - ADR (Hong Kong)	19,726	1,264,634
Techtronic Industries Co. Ltd. (Hong Kong)	23,500	300,957
		1,711,561
Professional Services - 0.1%
Experian plc	4,534	213,914
Trading Companies & Distributors - 0.3%
Brenntag SE - ADR (Germany)	35,838	512,484
Brenntag SE (Germany)	3,728	265,196
IMCD N.V. (Netherlands)	2,270	326,411
		1,104,091
Transportation Infrastructure - 0.1%
Auckland International Airport Ltd. (New Zealand)	39,859	177,441
Total Industrials		21,424,418
Information Technology - 6.0%
Electronic Equipment, Instruments & Components - 0.2%
Halma plc (United Kingdom)	10,114	346,188
Keyence Corp. (Japan)	600	262,356
		608,544
IT Services - 1.0%
EPAM Systems, Inc.*	7,011	1,508,277
Globant S.A. *	8,969	1,746,354
Softcat plc (United Kingdom)	7,142	149,417
		3,404,048
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment - 2.3%
Infineon Technologies AG - ADR (Germany)	63,171	$2,207,194
Infineon Technologies AG (Germany)	6,855	238,130
Micron Technology, Inc.	8,173	897,559
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	25,106	4,162,575
		7,505,458
Software - 2.5%
Atlassian Corp. - Class A *	9,270	1,636,804
Microsoft Corp.	9,058	3,789,414
ServiceNow, Inc.*	3,424	2,788,472
		8,214,690
Total Information Technology		19,732,740
Materials - 0.6%
Chemicals - 0.1%
Air Liquide S.A. (France)	1,411	257,449
Paper & Forest Products - 0.5%
West Fraser Timber Co. Ltd. (Canada)	16,210	1,437,665
West Fraser Timber Co. Ltd. (Canada)	4,057	359,757
		1,797,422
Total Materials		2,054,871
Real Estate - 2.1%
Health Care REITs - 0.2%
American Healthcare REIT, Inc.	5,558	88,594
CareTrust REIT, Inc.	4,649	125,337
Ventas, Inc.	2,565	139,639
Welltower, Inc.	3,384	376,470
		730,040
Industrial REITs - 0.5%
Americold Realty Trust, Inc.	3,929	117,438
First Industrial Realty Trust, Inc.	1,321	72,285
Goodman Group (Australia)	3,267	75,422
LXP Industrial Trust	16,509	170,043
Prologis, Inc.	6,600	831,930
Rexford Industrial Realty, Inc.	3,484	174,583
Terreno Realty Corp.	2,956	202,220
		1,643,921
Office REITs - 0.0%##
Equity Commonwealth*	4,451	90,667
Real Estate Management & Development - 0.0%##
DigitalBridge Group, Inc.	5,444	76,924
Residential REITs - 0.6%
American Homes 4 Rent - Class A	5,485	197,954
AvalonBay Communities, Inc.	1,424	291,806
Equity LifeStyle Properties, Inc.	3,472	238,457
Equity Residential	3,081	214,530
Flagship Communities REIT	5,163	73,314

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Real Estate (continued)
Residential REITs (continued)
Invitation Homes, Inc.	9,065	$319,722
Mid-America Apartment Communities, Inc.	757	105,806
Sun Communities, Inc.	2,434	308,461
UDR, Inc.	2,182	87,433
		1,837,483
Retail REITs - 0.1%
Agree Realty Corp.	2,138	147,458
Realty Income Corp.	2,010	115,434
		262,892
Specialized REITs - 0.7%
American Tower Corp.	1,209	266,464
Crown Castle, Inc.	813	89,495
Digital Realty Trust, Inc.	1,502	224,534
Equinix, Inc.	1,192	941,966
Extra Space Storage, Inc.	1,564	249,646
Public Storage	1,188	351,553
SBA Communications Corp.	1,451	318,552
		2,442,210
Total Real Estate		7,084,137
Utilities - 0.6%
Electric Utilities - 0.6%
Evergy, Inc.	35,289	2,046,762

TOTAL COMMON STOCKS
(Identified Cost $113,991,057)		140,717,836

CORPORATE BONDS - 13.7%

Non-Convertible Corporate Bonds- 13.7%
Communication Services - 1.1%
Entertainment - 0.4%
Warnermedia Holdings, Inc., 4.054%, 3/15/2029	1,530,000	1,413,324

Interactive Media & Services - 0.6%
Tencent Holdings Ltd. (China), 3.975%, 4/11/2029[2]	2,000,000	1,934,792

Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	396,318

Total Communication Services		3,744,434

Consumer Discretionary - 0.7%
Broadline Retail - 0.7%
Alibaba Group Holding Ltd.
(China), 2.125%, 2/9/2031	600,000	507,413
(China), 4.00%, 12/6/2037	2,200,000	1,927,845

Total Consumer Discretionary		2,435,258
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy - 1.4%
Energy Equipment & Services - 0.1%
Borr IHC Ltd. - Borr Finance LLC
(Mexico), 10.00%, 11/15/2028[2]	317,323	$331,639

Oil, Gas & Consumable Fuels - 1.3%
Brooge Petroleum and Gas Investment Co. FZE (United Arab Emirates), 8.50%, 9/24/2025 (Acquired 09/10/2020-09/01/2023, cost $316,964)[3]	350,203	303,939
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,290,000	1,419,779
Energy Transfer LP
7.375%, 2/1/2031[2]	890,000	940,442
6.50%, 2/1/2042	1,350,000	1,426,481
New Fortress Energy, Inc., 8.75%, 3/15/2029[2]	335,000	303,769
		4,394,410
Total Energy		4,726,049

Financials - 6.4%
Banks - 4.4%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,640,000	1,414,556
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,510,000	1,412,988
Citizens Bank NA, (U.S. Secured Overnight Financing Rate + 2.000%), 4.575%, 8/9/2028[4]	960,000	939,337
Fifth Third Bancorp, (U.S. Secured Overnight Financing Index + 2.192%), 6.361%, 10/27/2028[4]	330,000	341,018
Huntington Bancshares, Inc., 2.55%, 2/4/2030	1,080,000	945,952
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	2,450,000	2,397,327
KeyBank NA, 5.85%, 11/15/2027	1,020,000	1,031,130
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.322%), 5.812%, 6/12/2026[4]	1,420,000	1,425,047
Truist Financial Corp., (U.S. Secured
Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,590,000	1,417,830
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,550,000	1,533,825
Wells Fargo & Co., (U.S. Secured Overnight Financing Rate + 1.070%), 5.707%, 4/22/2028[4]	1,510,000	1,536,563
		14,395,573

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 0.4%
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,370,000	$1,415,899

Consumer Finance - 0.7%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 3.070%), 7.624%, 10/30/2031[4]	1,700,000	1,893,703
Navient Corp., 6.75%, 6/25/2025	475,000	476,083
		2,369,786
Financial Services - 0.1%
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	230,000	193,730
U.S. Claims Litigation Funding LLC,
10.25%, 3/17/2028 (Acquired
03/14/2023, cost $250,000)[3]	250,000	212,380
		406,110
Insurance - 0.8%
MassMutual Global Funding II, 4.85%, 1/17/2029[2]	470,000	473,332
Metropolitan Life Global Funding I, 4.85%, 1/8/2029[2]	470,000	472,669
New York Life Global Funding, 4.70%, 1/29/2029[2]	470,000	471,564
SiriusPoint Ltd. (Bermuda), 7.00%, 4/5/2029	1,045,000	1,086,531
		2,504,096
Total Financials		21,091,464
Industrials - 1.0%
Ground Transportation - 0.3%
BNSF Funding Trust I, (3 mo. LIBOR US + 2.350%), 6.613%, 12/15/2055[4]	940,000	940,105

Passenger Airlines - 0.1%
Alaska Airlines Pass-Through Trust, Series 2020-1, Class B, 8.00%, 8/15/2025[2]	84,733	85,646
United Airlines Pass-Through Trust Series 2018-1, Class B, 4.60%, 3/1/2026	58,768	57,151
Series 2019-2, Class B, 3.50%, 5/1/2028	318,079	296,839
		439,636
Trading Companies & Distributors - 0.6%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	1,020,000	941,941
Ashtead Capital, Inc. (United Kingdom), 4.00%, 5/1/2028[2]	980,000	935,976
		1,877,917
Total Industrials		3,257,658
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials - 0.5%
Metals & Mining - 0.5%
Infrabuild Australia Pty Ltd. (Australia), 14.50%, 11/15/2028[2]	335,000	$345,944
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	1,271,079	1,224,182
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $89,149)[3,5]	497,000	5

Total Materials		1,570,131

Real Estate - 1.7%
Industrial REITs - 0.1%
IIP Operating Partnership LP, 5.50%, 5/25/2026	490,000	471,177

Retail REITs - 0.8%
Simon Property Group LP, 2.65%, 2/1/2032	3,190,000	2,729,882

Specialized REITs - 0.8%
SBA Tower Trust
1.884%, 1/15/2026[2]	520,000	494,701
6.599%, 1/15/2028[2]	1,960,000	2,005,289
		2,499,990
Total Real Estate		5,701,049

Utilities - 0.9%
Electric Utilities - 0.3%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	880,000	939,182

Independent Power and Renewable Electricity Producers - 0.6%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,780,000	1,894,906

Total Utilities		2,834,088

TOTAL CORPORATE BONDS
(Identified Cost $46,677,824)		45,360,131

U.S. TREASURY SECURITIES - 19.1%

U.S. Treasury Bonds - 6.2%
U.S. Treasury Bond
2.375%, 2/15/2042	18,393,000	13,783,254
3.625%, 2/15/2053	3,898,000	3,408,314
U.S. Treasury Inflation Indexed Bond, 2.375%, 1/15/2027	3,365,498	3,375,621

Total U.S. Treasury Bonds
(Identified Cost $21,863,197)		20,567,189
U.S. Treasury Notes - 12.9%
U.S. Treasury Inflation Indexed Note, 0.125%, 1/15/2031	3,781,140	3,391,948

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM	SHARES/
SERIES	PRINCIPAL
	AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note
2.25%, 11/15/2025	6,924,000	$6,719,255
2.25%, 11/15/2027	10,531,000	9,932,049
1.75%, 11/15/2029	10,703,000	9,574,168
4.125%, 11/15/2032	8,654,000	8,686,453
4.50%, 11/15/2033	4,339,000	4,470,526

Total U.S. Treasury Notes
(Identified Cost $42,292,255)		42,774,399
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $64,155,452)		63,341,588

ASSET-BACKED SECURITIES - 5.5%

Capteris Equipment Finance LLC, Series 2024-1A, Class A2, 5.58%, 7/20/2032[2]	820,000	823,384
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	921,938	879,948
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	615,000	634,129
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	487,155	434,605
DataBank Issuer, Series 2023-1A, Class A2, 5.116%, 2/25/2053[2]	1,600,000	1,553,488
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	2,100,000	1,959,563
Goodgreen Trust, Series 2020-1A, Class A, 2.63%, 4/15/2055[2]	880,657	745,564
Hotwire Funding LLC, Series 2021-1, Class A2, 2.311%, 11/20/2051[2]	1,950,000	1,816,955
Libra Solutions LLC
Series 2022-2A, Class A, 6.85%, 10/15/2034[2]	262,346	262,035
Series 2023-1A, Class A, 7.00%, 2/15/2035[2]	435,746	435,240
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 6.162%, 3/26/2040[2,6]	140,382	139,203
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	165,000	165,611
Oxford Finance Funding LLC
Series 2020-1A, Class A2, 3.101%, 2/15/2028[2]	245,583	242,823
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	1,762,392	1,722,571
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	2,170,000	2,184,944
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	907,648	884,174
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	765,193	776,549
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	482,652	485,509
	SHARES/
	PRINCIPAL
	AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 6.112%, 5/26/2026[6]	1,825,239	$1,778,539
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 6.464%, 10/25/2048[2,6]	203,608	206,803
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $18,575,084)		18,131,637

COMMERCIAL MORTGAGE-BACKED SECURITIES - 5.8%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,7]	1,124,172	1,026,455
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,7]	29,770	28,336
Citigroup Mortgage Loan Trust, Inc.,
Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,7]	600,111	489,368
Credit Suisse Mortgage Capital Trust
Series 2013-7, Class A6, 3.50%, 8/25/2043[2,7]	123,568	113,032
Series 2013-IVR2, Class A2, 3.00%, 4/25/2043[2,7]	269,882	242,236
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,7]	242,563	211,591
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,7]	140,189	121,458
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,7]	49,146	45,155
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	20,472	19,987
Series 2021-69, Class WJ, 1.50%, 10/25/2050	830,498	699,670
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,958,862	1,706,156
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	202,478	185,001
GS Mortgage-Backed Securities Trust
Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 5.00%, 12/25/2051[2,6]	1,102,728	1,018,118
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,7]	841,722	741,508
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,7]	854,737	744,463
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,7]	951,497	811,441
JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,7]	142,325	137,015

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust (continued)
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,7]		11,305	$10,177
New Residential Mortgage Loan Trust
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,7]		215,467	202,437
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,7]		246,038	230,714
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,7]		286,433	269,027
OBX Trust, Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,8]		957,934	961,899
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 11.350%, 7/25/2029 (Acquired 07/24/2023, cost $3,288,088)[3,6]		3,288,088	3,287,596
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,7]		824,229	755,409
Provident Funding Mortgage Trust
Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,7]		1,043,970	879,372
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,7]		1,745,913	1,427,242
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,7]		1,145,409	932,128
Sequoia Mortgage Trust
Series 2013-2, Class A, 1.874%, 2/25/2043[7]		201,281	171,334
Series 2013-6, Class A2, 3.00%, 5/25/2043[7]		378,926	337,795
Series 2013-7, Class A2, 3.00%, 6/25/2043[7]		139,787	124,209
Series 2013-8, Class A1, 3.00%, 6/25/2043[7]		170,525	152,658
Series 2017-6, Class A19, 3.50%, 9/25/2047[2,7]		70,579	63,113
Series 2020-1, Class A1, 3.50%, 2/25/2050[2,7]		69,922	63,234
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 8.50%, 11/15/2027[2,6]		1,239,468	753,268
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,7]		129,170	120,898
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,7]		75,121	69,370
TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES
(Identified Cost $21,607,681)			19,152,870

FOREIGN GOVERNMENT BONDS - 0.4%

Japan Government Two Year Bond, Series 456, (Japan), 0.10%, 1/1/2026	JPY	165,000,000	1,097,569
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	1,081,000	52,181

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

FOREIGN GOVERNMENT BONDS (continued)

Republic of Italy Government International Bond (Italy), 2.375%, 10/17/2024	380,000	$377,409

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,578,305)		1,527,159

MUNICIPAL BONDS - 0.7%

Hawaii, Series GC, G.O. Bond, 2.682%, 10/1/2038	1,835,000	1,424,277
South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028	955,000	859,411

TOTAL MUNICIPAL BONDS
(Identified Cost $2,852,787)		2,283,688

U.S. GOVERNMENT AGENCIES - 10.7%

Mortgage-Backed Securities - 10.7%
Fannie Mae
Pool #AD0462, UMBS, 5.50%, 10/1/2024	30	30
Pool #MA3463, UMBS, 4.00%, 9/1/2033	277,448	271,721
Pool #MA1834, UMBS, 4.50%, 2/1/2034	196,310	194,391
Pool #MA1903, UMBS, 4.50%, 5/1/2034	147,840	146,403
Pool #889576, UMBS, 6.00%, 4/1/2038	145,846	153,041
Pool #MA3412, UMBS, 3.50%, 7/1/2038	256,029	243,610
Pool #995196, UMBS, 6.00%, 7/1/2038	293,945	308,349
Pool #AD0207, UMBS, 6.00%, 10/1/2038	51,698	54,248
Pool #AD0220, UMBS, 6.00%, 10/1/2038	16,465	17,271
Pool #MA0258, UMBS, 4.50%, 12/1/2039	266,464	264,316
Pool #AL1595, UMBS, 6.00%, 1/1/2040	189,015	198,341
Pool #AL0152, UMBS, 6.00%, 6/1/2040	284,591	298,632
Pool #MA4203, UMBS, 2.50%, 12/1/2040	1,831,971	1,621,833
Pool #MA4687, UMBS, 4.00%, 6/1/2042	1,976,811	1,894,693
Pool #AL7068, UMBS, 4.50%, 9/1/2042	87,111	86,409
Pool #MA4934, UMBS, 5.00%, 2/1/2043	2,546,655	2,545,678
Pool #AX5234, UMBS, 4.50%, 11/1/2044	321,192	316,402

Investment Portfolio - July 31, 2024

(unaudited)

PRO-BLEND® MODERATE TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #BD1381, UMBS, 3.50%, 6/1/2046	50,399	$46,426
Pool #BE7845, UMBS, 4.50%, 2/1/2047	54,787	53,837
Pool #AL8674, 5.641%, 1/1/2049	702,089	725,889
Pool #FS1179, UMBS, 3.50%, 12/1/2049	1,959,572	1,803,081
Pool #MA4020, UMBS, 3.00%, 5/1/2050	3,105,828	2,735,036
Pool #FS4339, UMBS, 3.00%, 12/1/2050	2,394,872	2,119,647
Pool #FS2696, UMBS, 3.00%, 12/1/2051	2,364,456	2,082,173
Pool #FS4925, UMBS, 3.50%, 4/1/2052	2,124,689	1,945,021
Pool #MA4644, UMBS, 4.00%, 5/1/2052	2,170,626	2,027,619
Pool #BW1194, UMBS, 4.00%, 9/1/2052	1,971,046	1,841,187
Pool #MA4733, UMBS, 4.50%, 9/1/2052	1,210,062	1,163,375
Pool #MA4807, UMBS, 5.50%, 11/1/2052	1,094,561	1,095,997
Pool #MA4868, UMBS, 5.00%, 1/1/2053	1,818,944	1,789,342
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	233,491	231,525
Pool #C91771, 4.50%, 6/1/2034	4,038	4,004
Pool #C91780, 4.50%, 7/1/2034	5,706	5,657
Pool #G03781, 6.00%, 1/1/2038	54,198	56,939
Pool #G03926, 6.00%, 2/1/2038	75,629	79,451
Pool #G05900, 6.00%, 3/1/2040	43,196	45,378
Pool #G05906, 6.00%, 4/1/2040	38,212	40,143
Pool #A92889, 4.50%, 7/1/2040	467,406	463,037
Pool #G08772, 4.50%, 7/1/2047	53,355	52,291
Pool #ZS4751, UMBS, 3.50%, 1/1/2048	108,324	99,673
Pool #SD8230, UMBS, 4.50%, 6/1/2052	2,237,603	2,152,311
Pool #SD1360, UMBS, 5.50%, 7/1/2052	2,712,963	2,718,727
Pool #SD8276, UMBS, 5.00%, 12/1/2052	1,737,175	1,708,904

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $36,790,860)		35,702,038

	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

SHORT-TERM INVESTMENT - 1.6%

Dreyfus Government Cash Management, Institutional Shares, 5.21%[9]
(Identified Cost $5,394,961)	5,394,961	$5,394,961

TOTAL INVESTMENTS - 99.9%
(Identified Cost $311,624,011)		331,611,908
OTHER ASSETS, LESS LIABILITIES - 0.1%		395,369
NET ASSETS - 100%		$332,007,277

Investment Portfolio - July 31, 2024

(unaudited)

ADR - American Depositary Receipt

G.O. Bond - General Obligation Bond

JPY - Japanese Yen

LIBOR - London Interbank Offered Rate

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2024 was $42,244,596, which represented 12.7% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at July 31, 2024 was $3,803,920, or 1.1% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of July 31, 2024.

5Issuer filed for bankruptcy and/or is in default of interest payments.

6Floating rate security. Rate shown is the rate in effect as of July 31, 2024.

7Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of July 31, 2024.

8Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of July 31, 2024.

9Rate shown is the current yield as of July 31, 2024.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2024 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Assets:
Equity securities:
Communication Services	$14,135,030	$13,140,240	$994,790	$—
Consumer Discretionary	8,039,068	7,790,376	248,692	—
Consumer Staples	18,999,600	18,215,840	783,760	—
Financials	26,579,214	25,283,290	1,295,924	—
Health Care	20,621,996	19,975,491	646,505	—
Industrials	21,424,418	19,281,192	2,143,226	—
Information Technology	19,732,740	18,736,649	996,091	—
Materials	2,054,871	1,797,422	257,449	—
Real Estate	7,084,137	7,008,715	75,422	—
Utilities	2,046,762	2,046,762	—	—

Investment Portfolio - July 31, 2024

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2#	LEVEL 3
Debt securities:
U.S. Treasury and other U.S. Government agencies	$99,043,626	$—	$99,043,626	$—
States and political subdivisions (municipals)	2,283,688	—	2,283,688	—
Corporate debt:
Communication Services	3,744,434	—	3,744,434	—
Consumer Discretionary	2,435,258	—	2,435,258	—
Energy	4,726,049	—	4,726,049	—
Financials	21,091,464	—	21,091,464	—
Industrials	3,257,658	—	3,257,658	—
Materials	1,570,131	—	1,570,131	—
Real Estate	5,701,049	—	5,701,049	—
Utilities	2,834,088	—	2,834,088	—
Asset-backed securities	18,131,637	—	18,131,637	—
Commercial mortgage-backed securities	19,152,870	—	19,152,870	—
Foreign government bonds	1,527,159	—	1,527,159	—
Short-Term Investment	5,394,961	5,394,961	—	—
Total assets	$331,611,908	$138,670,938	$192,940,970	$—

#Includes certain foreign equity securities for which a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading.

There were no Level 3 securities held by the Series as of October 31, 2023 or July 31, 2024.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.